SCHEDULE OF ASSETS HELD FOR SALE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 640,000
Land and Property [member]
IfrsStatementLineItems [Line Items]
Total	$ 640,000